Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Operating Leases [Line Items]
2013	$ 44	¥ 3,653
2014	40	3,325
2015	29	2,362
2016	26	2,157
2017	25	2,070
Thereafter	193	15,771
Total	$ 357	¥ 29,338